Group information	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Group information	Group information
37.1. List of principal subsidiaries, associates and joint ventures
The Group’s principal subsidiaries, associates and joint ventures as at December 31, 2024, 2023 and 2022 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.
Subsidiaries

Name of entity	Place of business/country of incorporation	Principle activities	Ownership interest held by the Group
			2024	2023	2022
Allego Holding B.V.	Arnhem, the Netherlands	Holding Company	100%	100%	100%
Allego US Inc.	Wilmington, Delaware, USA	Financial investment services	100%	100%	100%
Allego B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles	100%	100%	100%
Allego Innovations B.V.	Arnhem, the Netherlands	Software development	100%	100%	100%
Allego Employment B.V.	Arnhem, the Netherlands	Staffing agency within the Group	100%	100%	100%
Allego GmbH	Berlin, Germany	Charging solutions for electric vehicles	100%	100%	100%
Allego België B.V.	Mechelen, Belgium	Charging solutions for electric vehicles	100%	100%	100%
Allego France SAS	Paris, France	Charging solutions for electric vehicles	100%	100%	100%
Allego Charging Ltd	London, United Kingdom	Charging solutions for electric vehicles	100%	100%	100%
Allego Denmark ApS	Copenhagen, Denmark	Charging solutions for electric vehicles	100%	100%	100%

Allego Portugal, Unipessoal Lda	Lisbon, Portugal	Charging solutions for electric vehicles	100%	100%	100%
Allego Norway AS	Olso, Norway	Charging solutions for electric vehicles	100%	100%	100%
Allego Sweden AB	Stockholm, Sweden	Charging solutions for electric vehicles	100%	100%	100%
Allego Italy S.R.L.	Torino, Italy	Charging solutions for electric vehicles	100%	100%	100%
Allego Spain S.L.U.	Madrid, Spain	Charging solutions for electric vehicles	100%	100%	100%
Allego Charging Oy	Helsinki, Finland	Charging solutions for electric vehicles	100%	100%	—
Allego Switzerland GmbH	Zürich, Switzerland	Charging solutions for electric vehicles	100%	100%	—
Allego Austria GmbH	Vienna, Austria	Charging solutions for electric vehicles	100%	100%	—
Allego Latvia SIA	Riga, Latvia	Charging solutions for electric vehicles	100%	100%	—
Allego Estonia OU	Tallinn, Estonia	Charging solutions for electric vehicles	100%	100%	—
Allego Lithuania UAB	Vilnius, Lithuania	Charging solutions for electric vehicles	100%	100%	—
Allego Poland Sp. Z o.o	Allego Poland Sp. Z o.o	Charging solutions for electric vehicles	100%	100%	—
Faolan GmbH *	Berlin, Germany	Charging solutions for electric vehicles	100%	100%	—
FEMC Germany GmbH	Berlin, Germany	Charging solutions for electric vehicles	100%	100%	100%
GreenToWheel SAS	Paris, France	Charging solutions for electric vehicles	80%	80%	80%
Oury-Heintz Energie Applications SA	Paris, France	Holding Company	100%	100%	100%
Modélisation, Mesures et Applications SA	Paris, France	IT consulting services	100%	100%	100%
Mega-E Charging B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles at Mega-E sites	—	100%	100%
Faolan GmbH	Berlin, Germany	Charging solutions for electric vehicles	—	100%	—
Mega-E Netherlands Asset Co No 1 B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles	—	100%	100%
Mega-E Denmark Asset Co No 1 ApS	Copenhagen, Denmark	Charging solutions for electric vehicles	—	100%	100%
Mega-E Belgium Asset Co No 1 BV	Mechelen, Belgium	Charging solutions for electric vehicles	—	100%	100%
Mega-E France SAS	Paris, France	Charging solutions for electric vehicles	—	100%	100%
Mega-E Sweden Asset Co No 1 AB	Stockholm, Sweden	Charging solutions for electric vehicles	—	100%	100%
Mega-E Eastern Europe Holding B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles	—	100%	100%
Chamberra Sp. z.o.o.	Warsaw, Poland	Charging solutions for electric vehicles	—	100%	100%
MOMA ASIA Ltd	Hong Kong, China	IT consulting services	—	—	100%
MOMA Collectivites SAS	Paris, France	IT consulting services	51%	51%	51%
Associates and Joint Ventures

Name of entity	Place of business/country of incorporation	Principle activities	Ownership interest held by the Group
			2024	2023	2022
FOROIL SAS	Paris, France	Development of solutions to optimize production & reserves of oil and gas fields	44%	44%	44%
3EA SAS	Paris, France	Electric installation work	50%	50%	50%
*Ownership interest sold on January 15,2025
37.2. Changes to the composition of the Group
On March 16, 2022, the Group consummated the previously announced business combination pursuant to the terms of the BCA. As a result of the completion of the SPAC Transaction, the Group acquired 100% of the shares of Spartan (subsequently renamed Allego USA Inc.).
On June 7, 2022, the Group acquired 100% share capital of Modélisation, Mesures et Applications SA ('MOMA'), a service provider for the Group’s EV Cloud platform. The acquisition brings the critical support for the EV Cloud platform into the Group and the access to new markets as well as services within the Group, to better meet the needs of its customers. The Group consolidates MOMA as of the acquisition date. FOROIL SAS is an associate of MOMA, but was written off as part of the accounting for the acquisition of MOMA due to it being a loss-making entity.
During 2024 several of the Group’s subsidiaries merged as part of a larger rationalization of the Group’s structure and to further integrate the former Mega-E Group into the Allego Group.